Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accrued Expenses
AccruedExpenses

5. Accrued Expenses

The accrued expenses consisted of:

	December 31, 2024	December 31, 2025
Accrued payroll expenses	12,360	19,602
Accrued interest expense	-	133,828
Accrued commissions	28,836	52,943
Accrued repair expenses	335,000	116,000
Accrued liability for emission allowances	224,851	-
Other accrued expenses	109,540	196,424
Total	710,587	518,797